Note 12 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2016	2015

Income tax expense using combined statutory rate of 26.5% (2015 - 26.5%, 2014 - 26.5%)	$21,632	$16,326
Permanent differences	434	488
Tax effect of flow through entities	(243)	(230)
Impact of changes in foreign exchange rates	-	(10)
Adjustments to tax liabilities for prior periods	(456)	1,393
Effects of changes in enacted tax rates	-	(42)
Changes in liability for unrecognized tax benefits	(156)	(130)
Foreign, state and provincial tax rate differential	5,699	3,750
Gain on disposition of preferred shares	-	1,246
Other taxes	477	(161)
Change in valuation allowances	-	782
Provision for income taxes as reported	$27,387	$23,412

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2016	2015

Canada	$16,989	$8,590
United States	64,641	53,020
Total	$81,630	$61,610

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2016	2015

Current
Canada	$3,689	$829
United States	21,945	10,757
	25,634	11,586

Deferred
Canada	(317)	1,352
United States	2,070	10,474
	1,753	11,826

Total	$27,387	$23,412

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2016	2015

Deferred income tax assets
Loss carry-forwards	$1,066	$6,071
Expenses not currently deductible	18,120	13,245
Stock-based compensation	2,956	2,420
Basis differences of partnerships and other entities	1,047	925
Allowance for doubtful accounts	3,457	2,967
Inventory and other reserves	542	548
	27,188	26,176

Deferred income tax liabilities
Depreciation and amortization	31,168	13,971
Prepaid and other expenses deducted for tax purposes	1,942	1,782
	33,110	15,753

Net deferred income tax asset (liability) before valuation allowance	(5,922)	10,423
Valuation allowance	756	783

Net deferred income tax asset (liability)	$(6,678)	$9,640

Summary of Operating Loss Carryforwards [Table Text Block]
	Loss carry forward		Gross losses not recognized		Net
	2016	2015	2016	2015	2016	2015

Canada	$2,082	$3,234	$-	$-	$2,082	$3,234
United States	7,902	21,472	6,470	6,470	1,432	15,002

Summary of Income Tax Contingencies [Table Text Block]
Balance, December 31, 2014	$494
Reduction for lapses in applicable statutes of limitations	(202)
Balance, December 31, 2015	292
Increases based on tax positions related to 2016	(144)
Balance, December 31, 2016	$148